Consolidated Statements of Cash Flows - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Income for the fiscal year before Income Tax	$ 39,201,644	$ 45,823,464	$ 18,335,432
Total monetary effect on the fiscal year	30,724,854	38,333,403	38,523,196
Adjustments to obtain cash flows from operating activities:
Depreciation and amortization of fixed assets	4,402,387	4,092,898	3,085,766
Credit loss expense on financial assets	7,861,600	5,917,873	6,073,426
Difference in quoted prices of foreign currency	(17,139,522)	(35,090,773)	(23,429,215)
Other adjustments	29,568,965	56,294,449	22,996,041
Net increase / (decrease) from operating assets:
Debt Securities at fair value through profit and loss	(83,048,429)	(2,207,037)	(2,223,907)
Derivative financial instruments	(150,985)	(802,277)	(10,774)
Repo transactions	(37,940,609)	(1,481,096)	4,390,273
Loans and other financing
Non-financial public sector	5,167,334	(5,060,444)	2,102,830
Other financial entities	3,555,955	6,401,564	(1,765,018)
Non-financial private sector and foreign residents	26,690,456	67,849,926	28,671,521
Other debt securities	(15,465,966)	(5,984,236)	26,778,145
Financial assets delivered as guarantee	238,381	(381,301)	9,469,577
Equity instruments at fair value through profit or loss	(1,655,872)	(49,392)	766,135
Other assets	(11,260,166)	(1,541,014)	2,623,310
Deposits
Non-financial public sector	49,658,749	(16,537,706)	584,255
Financial sector	268,713	117,171	58,955
Non-financial private sector and foreign residents	80,947,459	(124,062,741)	52,035,873
Liabilities at fair value through profit or loss			(19,945)
Derivative financial instruments	(1,046,326)	1,043,689	(68,584)
Repo transactions	(746,253)	1,020,380	(7,967,572)
Other liabilities	18,325,029	(1,406,904)	(2,855,319)
Payments for Income Tax	(8,348,230)	(12,736,961)	(18,728,432)
TOTAL CASH FROM OPERATING ACTIVITIES (A)	119,809,168	19,552,935	159,425,969
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of PPE, intangible assets and other assets	(3,676,079)	(5,635,795)	(5,270,162)
TOTAL CASH USED IN INVESTING ACTIVITIES (B)	(3,676,079)	(5,635,795)	(5,270,162)
Payments:
Dividends	(407)	(11,581,304)	(9,448,229)
Acquisition or redemption of equity instruments		(406,710)	(10,426,286)
Non-subordinated corporate bonds	(2,114,046)	(4,087,381)	(6,037,821)
Central Bank of Argentina	(9,701)
Financing from local financial entities	(2,038,626)	(3,208,872)	(16,702)
Subordinated Corporate Bonds	(2,246,089)	(2,204,680)	(1,841,738)
Changes in equity instruments of subsidiaries that do not lead to the loss of control			(1,136,351)
Other payments related to financing activities	(537,316)	(321,154)	(833,776)
Proceeds:
Non-subordinated corporate bonds			9,049,322
Central Bank of Argentina		4,917	33,318
Financing from local financial entities	76	790	4,241,199
TOTAL CASH USED IN FINANCING ACTIVITIES (C)	(6,946,109)	(21,804,394)	(16,417,064)
EFFECT OF EXCHANGE RATE FLUCTUATIONS (D)	29,175,803	52,181,858	43,623,571
MONETARY EFFECT ON CASH EQUIVALENTS (E)	(75,416,642)	(117,211,723)	(79,973,341)
NET INCREASE / (DECREASE) IN CASH AND CASH EQUIVALENTS (A+B+C+D+E)	62,946,141	(72,917,119)	101,388,973
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE FISCAL YEAR	200,658,604	273,575,723	172,186,750
CASH AND CASH EQUIVALENTS AT THE END OF THE FISCAL YEAR	$ 263,604,745	$ 200,658,604	$ 273,575,723